Segment disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [Abstract]
Disclosure of operating segments [Table Text Block]
	As at December 31, 2025				As at December 31, 2024
	Real Estate	Solar Energy	Corporate	Total	Real Estate	Solar Energy	Corporate	Total
Assets	$	$	$	$	$	$	$	$
Total assets	10,273,524	8,058,124	3,223,102	21,554,750	10,162,415	8,225,009	1,876,420	20,263,844
Net additions to non-current, non-financial assets	111,109	(166,885)	1,346,682	1,290,906	1,826,336	1,049,429	31,545	2,907,310
Total liabilities	4,415,111	61,850	13,262,026	17,738,987	4,256,795	64,168	11,854,735	16,175,698
Loss
Interest expense	-	(461,837)	(1,484,783)	(1,946,620)	(550,338)	-	(1,114,306)	(1,664,644)
Interest income	-	-	-	-	-	-	-	-
Loss	(577,615)	(8,251)	(940,099)	(1,525,965)	(688,681)	(7,093)	(4,439,802)	(5,135,576)

	As at December 31, 2023
	Real Estate	Solar Energy	Corporate	Total
Assets	$	$	$	$
Total assets	8,336,079	7,175,580	2,602,101	18,113,760
Net additions to non-current, non-financial assets	2,879,660	1164,031	(625,827)	2,417,864
Total liabilities	4,655,747	139,698	8,317,254	13,112,699
Loss
Interest expense	(1,398)	-	(208,637)	(210,035)
Interest income	-	-	29,333	29.333
Loss	(105,015)	(8,484)	(2,700,336)	(2,813,835)

Disclosure of geographical areas assets and liabilities [Table Text Block]
	Canada	California	Puerto Rico	Total
As at December 31, 2025
Non-current assets	-	10,273,524	8,058,124	$18,331,648
As at December 31, 2024
Non-current assets	$82,737	$10,162,415	$8,225,009	$18,470,161
As at December 31, 2023
Non-current assets (note 2)	$51,192	$8,336,079	$7,175,580	$15,562,851